Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
29.	Segment Reporting

Prior to 2015, the Group’s internal reporting to the CODM had not distinguish cost and expenses among segments. Hence, the Group had only one operating segment prior to 2015.

Starting from the first quarter of 2015, in order to better evaluate the Group’s business performance and better allocate resources the CODM began to review YY IVAS and others, Huya broadcasting, and 100 Education separately.

In June 2016, the Group revamped the branding from YY IVAS to YY Live. Therefore, the segment of “YY IVAS and others” was renamed as “YY Live”. For the year ended December 31, 2015 and 2014, net revenues of “YY IVAS” and “others” were presented to the CODM’s review separately. Following the revamp of the branding, net revenues of “YY Live” as a whole are presented to the CODM’s review. Segment presentation for the year ended December 31, 2015 and 2014 have been updated to be consistent with the segment presentation for the year ended December 31, 2016.

The Company revamped its internal organization and one sub-business stream previously presented and reviewed under YY Live was changed to be presented and reviewed under Huya from the first quarter of 2017. Segment information for the three years ended December 31, 2014, 2015 and 2016 has been restated accordingly.

The CODM assesses the performance of the operating segments mainly based on net revenues, gross profit/loss, operating income/loss of each reporting segment. Net revenues, gross profit/loss and operating income/loss of YY Live, Huya and 100 education are presented for the CODM’s review separately. Segmental information for prior periods was prepared and presented on the same basis as 2016 for comparative information purpose.

As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

The following table presents summary information by segment:

For the year ended December 31, 2016:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	6,235,249	791,978	-	7,027,227
Online games	634,325	-	-	634,325
Membership	284,860	-	-	284,860
Others	91,985	4,926	160,727	257,638

Total net revenues	7,246,419	796,904	160,727	8,204,050

Cost of revenues(1)	(3,900,814)	(1,094,644)	(107,972)	(5,103,430)

Gross profit / (loss)	3,345,605	(297,740)	52,755	3,100,620

Operating expenses(1)
Research and development expenses	(456,375)	(188,334)	(30,521)	(675,230)
Sales and marketing expenses	(259,040)	(68,746)	(59,482)	(387,268)
General and administrative expenses	(375,958)	(71,325)	(35,154)	(482,437)
Goodwill impairment	(3,861)	-	(13,804)	(17,665)
Fair value change of contingent consideration	-	-	-	-

Total operating expenses	(1,095,234)	(328,405)	(138,961)	(1,562,600)

Gain on deconsolidation and disposal of subsidiaries	103,960	-	-	103,960
Other income	129,504	-	-	129,504
Operating income / (loss)	2,483,835	(626,145)	(86,206)	1,771,484

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	9,893	5,677	324	15,894
Research and development expenses	53,085	19,538	6,193	78,816
Sales and marketing expenses	2,781	326	-	3,107
General and administrative expenses	19,523	26,557	13,389	59,469

Share based compensation expenses	85,282	52,098	19,906	157,286

For the year ended December 31, 2015:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	4,183,533	356,324	-	4,539,857
Online games	771,882	-	-	771,882
Membership	291,310	-	-	291,310
Others	170,426	-	123,774	294,200

Total net revenues	5,417,151	356,324	123,774	5,897,249
Cost of revenues(1)	(2,784,637)	(668,493)	(126,614)	(3,579,744)

Gross profit / (loss)	2,632,514	(312,169)	(2,840)	2,317,505

Operating expenses(1)
Research and development expenses	(359,598)	(152,351)	(36,850)	(548,799)
Sales and marketing expenses	(229,295)	(48,303)	(35,272)	(312,870)
General and administrative expenses	(233,086)	(33,318)	(92,070)	(358,474)
Goodwill impairment	(128,035)	-	(182,089)	(310,124)
Fair value change of contingent consideration	107,306	-	185,165	292,471

Total operating expenses	(842,708)	(233,972)	(161,116)	(1,237,796)
Other income	82,300	-	-	82,300
Operating income / (loss)	1,872,106	(546,141)	(163,956)	1,162,009

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	20,932	2,642	389	23,963
Research and development expenses	52,395	11,759	6,797	70,951
Sales and marketing expenses	2,628	655	-	3,283
General and administrative expenses	49,137	5,425	32,613	87,175

Share based compensation expenses	125,092	20,481	39,799	185,372

For the year ended December 31, 2014:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	2,322,008	153,371	-	2,475,379
Online games	811,699	-	-	811,699
Membership	205,199	-	-	205,199
Others	185,141	-	950	186,091

Total net revenues	3,524,047	153,371	950	3,678,368

Cost of revenues(1)	(1,576,347)	(258,740)	(14,062)	(1,849,149)

Gross profit / (loss)	1,947,700	(105,369)	(13,112)	1,829,219

Operating expenses(1)
Research and development expenses	(287,547)	(122,570)	(21,071)	(431,188)
Sales and marketing expenses	(96,159)	(6,223)	(145)	(102,527)
General and administrative expenses	(191,288)	(30,201)	(1,530)	(223,019)

Total operating expenses	(574,994)	(158,994)	(22,746)	(756,734)

Other income	6,319	-	-	6,319

Operating income / (loss)	1,379,025	(264,363)	(35,858)	1,078,804

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	16,264	1,473	300	18,037
Research and development expenses	37,833	11,377	4,931	54,141
Sales and marketing expenses	2,581	226	-	2,807
General and administrative expenses	53,111	6,487	49	59,647

Share based compensation expenses	109,789	19,563	5,280	134,632